PLANT, EQUIPMENT AND MINING PROPERTIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Beginning Balance	$ 69,141,000	$ 58,599,000
Additions/ Transfers	7,852,000	12,346,000
Writendowns	(82,000)	(1,792,000)
Effect Of Movements In Exchange Rates	(10,000)	(12,000)
Ending Balance	76,901,000	69,141,000
Accumulated Depletion And Depreciation, Beginning Balance	25,085,000	22,924,000
Accumulated Depletion And Depreciation, Additions / Transfers	1,407,000	3,623,000
Accumulated Depletion And Depreciation, Writedowns	(73,000)	(1,462,000)
Accumulated Depletion And Depreciation, Ending Balance	26,419,000	25,085,000
Net book value, Ending	50,482,000	44,056,000
Net book value, Beginning balance	44,056,000	35,675,000
Office Equipment Furniture And Fixtures [Member]
Statement [Line Items]
Beginning Balance	763,000	595,000
Additions/ Transfers	73,000	185,000
Writendowns	(3,000)	0
Effect Of Movements In Exchange Rates	5,000	(17,000)
Ending Balance	838,000	763,000
Accumulated Depletion And Depreciation, Beginning Balance	441,000	294,000
Accumulated Depletion And Depreciation, Additions / Transfers	60,000	147,000
Accumulated Depletion And Depreciation, Writedowns	(2,000)	0
Accumulated Depletion And Depreciation, Ending Balance	499,000	441,000
Net book value, Ending	339,000	322,000
Net book value, Beginning balance	322,000	301,000
Mine Machinery And Transportation Equipment [Member]
Statement [Line Items]
Beginning Balance	14,930,000	14,240,000
Additions/ Transfers	3,170,000	2,383,000
Writendowns	(58,000)	(1,692,000)
Effect Of Movements In Exchange Rates	0	(1,000)
Ending Balance	18,042,000	14,930,000
Accumulated Depletion And Depreciation, Beginning Balance	5,178,000	4,944,000
Accumulated Depletion And Depreciation, Additions / Transfers	98,000	1,616,000
Accumulated Depletion And Depreciation, Writedowns	(51,000)	(1,382,000)
Accumulated Depletion And Depreciation, Ending Balance	5,225,000	5,178,000
Net book value, Ending	12,817,000	9,752,000
Net book value, Beginning balance	9,752,000	9,296,000
Mill Machinery And Processing Equipment [Member]
Statement [Line Items]
Beginning Balance	23,294,000	18,613,000
Additions/ Transfers	2,208,000	4,781,000
Writendowns	0	(100,000)
Effect Of Movements In Exchange Rates	0	0
Ending Balance	25,502,000	23,294,000
Accumulated Depletion And Depreciation, Beginning Balance	6,733,000	6,667,000
Accumulated Depletion And Depreciation, Additions / Transfers	872,000	146,000
Accumulated Depletion And Depreciation, Writedowns	0	(80,000)
Accumulated Depletion And Depreciation, Ending Balance	7,605,000	6,733,000
Net book value, Ending	17,897,000	16,561,000
Net book value, Beginning balance	16,561,000	11,946,000
Mining Property [Member]
Statement [Line Items]
Beginning Balance	14,687,000	13,038,000
Additions/ Transfers	1,355,000	1,649,000
Writendowns	0	0
Effect Of Movements In Exchange Rates	(15,000)	0
Ending Balance	16,027,000	14,687,000
Accumulated Depletion And Depreciation, Beginning Balance	9,106,000	8,856,000
Accumulated Depletion And Depreciation, Additions / Transfers	173,000	250,000
Accumulated Depletion And Depreciation, Writedowns	0	0
Accumulated Depletion And Depreciation, Ending Balance	9,279,000	9,106,000
Net book value, Ending	6,748,000	5,581,000
Net book value, Beginning balance	5,581,000	4,182,000
Computer equipment [member]
Statement [Line Items]
Beginning Balance	774,000	335,000
Additions/ Transfers	671,000	441,000
Writendowns	(21,000)	0
Effect Of Movements In Exchange Rates	1,000	(2,000)
Ending Balance	1,425,000	774,000
Accumulated Depletion And Depreciation, Beginning Balance	598,000	267,000
Accumulated Depletion And Depreciation, Additions / Transfers	69,000	331,000
Accumulated Depletion And Depreciation, Writedowns	(20,000)	0
Accumulated Depletion And Depreciation, Ending Balance	647,000	598,000
Net book value, Ending	778,000	176,000
Net book value, Beginning balance	176,000	68,000
Buildings and construction in process [Member]
Statement [Line Items]
Beginning Balance	14,693,000	11,778,000
Additions/ Transfers	375,000	2,907,000
Writendowns	0	0
Effect Of Movements In Exchange Rates	(1,000)	8,000
Ending Balance	15,067,000	14,693,000
Accumulated Depletion And Depreciation, Beginning Balance	3,029,000	1,896,000
Accumulated Depletion And Depreciation, Additions / Transfers	135,000	1,133,000
Accumulated Depletion And Depreciation, Writedowns	0	0
Accumulated Depletion And Depreciation, Ending Balance	3,164,000	3,029,000
Net book value, Ending	11,903,000	11,664,000
Net book value, Beginning balance	$ 11,664,000	$ 9,882,000